Income Taxes and Duties - Hydrocarbons Extraction Duty Narrative (Details) $ in Thousands, $ in Thousands	3 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023 MXN ($)	Jul. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Changes in deferred tax assets and liabilities [line items]
Cost of sales			$ 70,823,073	$ 1,435,463,287	$ 1,380,673,789	$ 1,698,563,022
Pemex Exploration and Production
Changes in deferred tax assets and liabilities [line items]
Hydrocarbons Extraction Duty	$ 17,840,810	$ 15,782,932		61,062,729	65,399,868
Cost of sales				$ 45,279,797	$ 47,559,058